Deferred Revenue	9 Months Ended
Dec. 31, 2024
Accruals And Deferred Income Including Contract Liabilities Abstract
Deferred Revenue [Text Block]

14. Deferred Revenue

The Company recorded deferred revenue of $10,843,507 for deposits received from customers for the sale of all-electric vehicles and parts which were not delivered as at December 31, 2024 (March 31, 2024 - $9,942,385).

	Three months ended,	Twelve months ended,
	December 31, 2024	March 31, 2024
Deferred Revenue, beginning of period	$10,415,531	$9,998,609
Additions to deferred revenue during the period	667,022	4,361,857
Deposits returned	(19,534)	(234,415)
Revenue recognized from deferred revenue during the period	(219,512)	(4,183,666)
Deferred Revenue, end of period	$10,843,507	$9,942,385

Current portion	$3,984,687	$7,066,145
Long term portion	6,858,820	2,876,240
	$10,843,507	$9,942,385